Condensed Financial Information of DHT Holdings, Inc. (parent company only)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Financial Information of DHT Holdings, Inc. (parent company only)
Note 17 – Condensed Financial Information of DHT Holdings, Inc. (parent company only)

SEC Rule 5-04 requires DHT to disclose condensed financial statements of the parent company when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year as prescribed in SEC Rule 12-04 Condensed Financial Information of Registrant. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations), which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The restricted net assets of consolidated subsidiaries exceeded 25% of the consolidated net assets of the parent company as of December 31, 2022, 2021 and 2020. The restricted assets mainly relate to assets restricted by covenants in our secured credit agreements entered into by the vessel-owning subsidiaries.

Condensed Statement of Financial Position

(Dollars in thousands)

ASSETS	December 31,	December 31,
Current assets	2022	2021
Cash and cash equivalents	$29,601	$15,539
Accounts receivable and prepaid expenses	749	74
Amounts due from related parties	89,980	90,190
Total current assets	$120,330	$105,803

Investments in subsidiaries	$375,683	$392,489
Loan to subsidiaries	377,131	338,051
Investment in associate company	-	201
Total non-current assets	$752,814	$730,741

Total assets	$873,144	$836,545

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$201	$447
Total current liabilities	$201	$447

Stockholders’ equity
Stock	$1,627	$1,661
Paid-in additional capital	1,196,239	1,217,244
Accumulated deficit	(324,923)	(382,808)
Total stockholders’ equity	$872,943	$836,097

Total liabilities and stockholders’ equity	$873,144	$836,545

Condensed Income Statement

(Dollars in thousands)	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020

Revenues	$-	$980	$-
Impairment charge	(1,234)	(35,149)	(35,278)
Dividend income	77,820	70,746	17,081
General and administrative expense	(17,704)	(17,742)	(19,148)
Operating income/(loss)	$58,881	$18,835	$(37,345)

Interest income	$18,823	$17,233	$21,434
Interest expense	-	-	(6,766)
Other financial (expense)/income	(141)	26	245
Profit/(loss) for the year	$77,563	$36,095	$(22,433)

Condensed Statement of Comprehensive Income

(Dollars in thousands)	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Profit/(loss) for the year	$77,563	$36,095	$(22,433)
Total comprehensive income/(loss) for the period	$77,563	$36,095	$(22,433)
Attributable to the owners	$77,563	$36,095	$(22,433)

In the condensed financial statements of the parent company, the parent company’s investments in subsidiaries were recorded at cost less any impairment. An assessment for impairment was performed when there was an indication that the investment had been impaired or the impairment losses recognized in prior years no longer existed.

Condensed Statement of Cash Flow

(Dollars in thousands)	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020

Cash flows from operating activities
Profit/(loss) for the year	$77,563	$36,095	$(22,433)
Items included in net income not affecting cash flows:
Amortization	-	-	3,250
Impairment charge	1,234	35,149	35,278
Compensation related to options and restricted stock	3,013	3,203	4,204
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(675)	1,604	(805)
Accounts payable and accrued expenses	(246)	277	(2,246)
Amounts due to related parties	(69,740)	(6,834)	(43,313)
Net cash provided by/(used in) operating activities	$11,150	$69,494	$(26,063)

Cash flows from investing activities
Investments in subsidiaries	$(395)	$-	$-
Loan to subsidiaries	$47,744	$(5,004)	$223,550
Net cash provided by/(used in) investing activities	$47,349	$(5,004)	$223,550

Cash flows from financing activities
Cash dividends paid	$(19,679)	$(22,083)	$(214,669)
Purchase of treasury shares	(24,758)	(32,178)	-
Net cash used in financing activities	$(44,436)	$(54,261)	$(214,669)

Net increase/(decrease) in cash and cash equivalents	$14,062	$10,229	$(17,182)
Cash and cash equivalents at beginning of period	15,539	5,310	22,492
Cash and cash equivalents at end of period	$29,601	$15,539	$5,310

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the cost method has been used to account for investments in its subsidiaries.

A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

Profit/(loss) reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2022	2021	2020

Profit/(loss) of the parent company only under cost method of accounting	$77,563	$36,095	$(22,433)
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(16,107)	(47,776)	288,653
Profit/(loss) of the parent company only under equity method of accounting	$61,456	$(11,681)	$266,221

Equity reconciliation

	December 31,	December 31,	December 31,
(Dollars in thousands)	2022	2021	2020

Equity of the parent company only under cost method of accounting	$872,943	$836,097	$850,336
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	294,501	310,608	358,384
Equity of the parent company only under equity method of accounting	$1,167,444	$1,146,706	$1,208,720

Dividends from subsidiaries are recognized when they are authorized. During the year ended December 31, 2022, the parent company recorded dividend income from its subsidiaries of $72,700 thousand. During the year ended December 31, 2021, the parent company recorded dividend income from its subsidiaries of $69,500 thousand. During the year ended December 31, 2020, the parent company recorded dividend income from its subsidiaries of $15,000 thousand.

During the year ended December 31, 2022, the parent company was a guarantor for all of its credit facilities. Please refer to Notes 8 and 9 for a listing and summary of the credit facilities.